Current and deferred income taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current and deferred income taxes
7	Current and deferred income taxes

For the years ended June 30, 2019, and 2018, the Company did not record a provision for income taxes due to a full valuation allowance against our deferred tax assets.

Significant components of the Company’s future tax assets and deferred tax liabilities are shown below:

	June 30, 2019 $	June 30, 2018 $
Deferred tax assets:
Non-capital losses carried forward	10,823,529	9,416,047
Capital losses carried forward	17,925	17,925
Financing costs	—	5,512
Scientific research and development	534,398	396,758
Scientific research and development — ITC	484,135	354,411

	11,859,987	10,190,653
Deferred tax liabilities:
Scientific research and development — ITC	(81,386)	(61,230)

	11,778,601	10,129,423
Valuation allowance	(11,778,601)	(10,129,423)

Net future tax assets	—	—

The income tax benefit of these tax attributes has not been recorded in these consolidated financial statements because of the uncertainty of their recovery. The Company’s effective income tax rate differs from the statutory income tax rate of 21% (2018 — 21%).

The differences arise from the following items:

	June 30, 2019 $	June 30, 2018 $
Tax recovery at statutory income tax rates	(1,690,126)	(3,063,036)
Permanent differences	(527,532)	290,722
Effect of rate differentials between jurisdictions	(429,531)	76,364
Impact of changes in income tax rates	—	138,516
Scientific research and development — ITC	(39,807)	(354,411)
Other	106,320	75,422
Change in valuation allowance	2,580,676	2,836,423

	—	—

As of June 30, 2019, the Company had combined US and Canadian net operating loss carry forwards of $43.2 million (2018 — 34.7 million) that begin expiring in 2029. In addition, the Company has non-refundable Canadian federal investment tax credits of $303,969 (2018 — $226,778) that expire between 2029 and 2039 and non-refundable British Columbia investment tax credits of $166,000 (2018 — 127,633) that expire between 2019 and 2029. The Company also has Canadian scientific research and development tax credits of $2.0 million (2018 — 1.5 million) that do not expire.

The Tax Cuts and Jobs Act (“2018 Tax Act”) was enacted in December 2018. The 2018 Tax Act, among other things, reduces the U.S. federal corporate tax rate from 35% to 21%, effective January 1, 2019, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign earnings. The Company revalued our deferred tax assets as of June 30, 2018 based on a U.S. federal tax rate of 21%, which resulted in a reduction to our deferred tax assets of $138,516 fully offset by a reduction to the valuation allowance. The Company is not required to pay a one-time transition tax on earnings of our foreign subsidiary as the foreign subsidiary has an accumulated deficit.